Statutory Reserve	12 Months Ended
Jun. 30, 2024
Statutory Reserve [Abstract]
STATUTORY RESERVE
19.	STATUTORY RESERVE

WFOE, VIE, and VIE subsidiaries, which are incorporated in PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital, which was $12,694,463 as of June 30, 2024. This statutory reserve is not distributable in the form of cash dividends.

For the fiscal years ended June 30, 2024, 2023, and 2022, the Company provided statutory reserve as follows:

Balance - June 30, 2021	$1,241,573
Appropriation to statutory reserve	257,796
Balance - June 30, 2022	1,499,369
Appropriation to statutory reserve	37,859
Balance - June 30, 2023	1,537,228
Appropriation to statutory reserve	1,215
Balance - June 30, 2024	$1,538,443